Board Remuneration (Schedule Of Company Information Concerning All Remuneration Excluding Bonuses Or Pensions Paid From The Company) (Details) (Supervisory Board [Member], EUR €)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	€ 321	€ 321
G.J. Kramer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	68	68
J.M.R. Danneels [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	50	50
H.W. Kreutzer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	50	50
J.C. Lobbezoo [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	53	53
M.C.J. van Pernis [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	50	50
U.H.R. Schumacher [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	€ 50	€ 50